UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  28-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Cheng
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

      /s/  Christopher Cheng     Westfield, NJ     November 06, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $57,768 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      297     6000 SH       SOLE                        0        0      297
ADVENT SOFTWARE INC            COM              007974108      225     5585 SH       SOLE                        0        0      225
BANK OF AMERICA CORPORATION    COM              060505104      182    10748 SH       SOLE                        0        0      182
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      404        4 SH       SOLE                        0        0      404
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      233       70 SH       SOLE                        0        0      233
BLACKROCK CORPOR HI YLD III    COM              09255M104       73    12250 SH       SOLE                        0        0       73
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104      253    10186 SH       SOLE                        0        0      253
CISCO SYS INC                  COM              17275R102      553    23500 SH       SOLE                        0        0      553
CITIGROUP INC                  COM              172967101       51    10515 SH       SOLE                        0        0       51
DUKE REALTY CORP               COM NEW          264411505      505    42061 SH       SOLE                        0        0      505
E M C CORP MASS                COM              268648102      456    26738 SH       SOLE                        0        0      456
EXXON MOBIL CORP               COM              30231G102      892    13003 SH       SOLE                        0        0      892
GATX CORP                      COM              361448103      335    12000 SH       SOLE                        0        0      335
GENERAL ELECTRIC CO            COM              369604103      230    14024 SH       SOLE                        0        0      230
ISHARES INC                    MSCI BRAZIL      464286400      406     6009 SH       SOLE                        0        0      406
ISHARES INC                    MSCI MEX INVEST  464286822      220     5034 SH       SOLE                        0        0      220
ISHARES INC                    MSCI PAC J IDX   464286665      267     6581 SH       SOLE                        0        0      267
ISHARES TR                     MSCI ACWI EX     464288240      991    24862 SH       SOLE                        0        0      991
ISHARES TR INDEX               RUSL 2000 GROW   464287648      659    10067 SH       SOLE                        0        0      659
ISHARES TR INDEX               RUSSELL MIDCAP   464287499     1242    15876 SH       SOLE                        0        0     1242
ISHARES TR INDEX               RUSSELL MCP VL   464287473      268     7553 SH       SOLE                        0        0      268
ISHARES TR INDEX               BARCLY USAGG B   464287226     1603    15278 SH       SOLE                        0        0     1603
ISHARES TR INDEX               RUSSELL 1000     464287622     7867   135398 SH       SOLE                        0        0     7867
ISHARES TR INDEX               RUSSELL 2000     464287655     6351   105426 SH       SOLE                        0        0     6351
ISHARES TR INDEX               S&P LTN AM 40    464287390     2753    64147 SH       SOLE                        0        0     2753
ISHARES TR INDEX               S&P SMLCAP 600   464287804     2549    48705 SH       SOLE                        0        0     2549
ISHARES TR INDEX               FTSE XNHUA IDX   464287184      371     9065 SH       SOLE                        0        0      371
ISHARES TR INDEX               MSCI EAFE IDX    464287465     7505   137249 SH       SOLE                        0        0     7505
ISHARES TR INDEX               RUSSELL1000VAL   464287598     1528    27530 SH       SOLE                        0        0     1528
ISHARES TR INDEX               RUSSELL 3000     464287689      348     5607 SH       SOLE                        0        0      348
ISHARES TR INDEX               S&P 100 IDX FD   464287101     1490    30535 SH       SOLE                        0        0     1490
ISHARES TR INDEX               BARCLYS TIPS BD  464287176      219     2127 SH       SOLE                        0        0      219
ISHARES TR INDEX               RUSSELL1000GRW   464287614     2781    60062 SH       SOLE                        0        0     2781
ISHARES TR INDEX               MSCI EMERG MKT   464287234     2747    70587 SH       SOLE                        0        0     2747
JOHNSON & JOHNSON              COM              478160104      790    12978 SH       SOLE                        0        0      790
JPMORGAN CHASE & CO            COM              46625h100      329     7511 SH       SOLE                        0        0      329
OMNICOM GROUP INC              COM              681919106      975    26406 SH       SOLE                        0        0      975
PROSHARES TR                   PSHS ULT S&P 500 74347R107      206     6000 SH       SOLE                        0        0      206
RAYONIER INC                   COM              754907103      316     7736 SH       SOLE                        0        0      316
SEACOR HOLDINGS INC            COM              811904101     1653    20250 SH       SOLE                        0        0     1653
SPDR GOLD TRUST                GOLD SHS         78463v107      566     5725 SH       SOLE                        0        0      566
SPDR SERIES TRUST              BRCLYS INTL ETF  78464A516      576     9857 SH       SOLE                        0        0      576
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      296     5000 SH       SOLE                        0        0      296
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858      850    22061 SH       SOLE                        0        0      850
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     3612    83608 SH       SOLE                        0        0     3612
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      745    11601 SH       SOLE                        0        0      745
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